Related Party Transactions	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Related Party Transactions

Key management personnel include the members of the Board of Directors and executive officers of the Company. Related party transactions and balances not disclosed elsewhere in the consolidated financial statements are as follows:

Name and Principal Position		Remuneration, fees or interest expense	Loans or Advances	Remuneration, fees, or interest payments	Loan payments	Included in Accounts Payable	Included in Loan Payable and Long-term debt
		Year ended December 31,				As at December 31, 2020 and 2019
		$’000	$’000	$’000	$’000	$’000	$’000
A company controlled by a director[1] - admin, office, and interest expenses	2020	262	-	-	6,636	-	-
	2019	-	-	-	-	6,374	-
	2018	-	-	-	-
A company controlled by a director - admin, office, and interest expenses	2020	703	6,053	212	-	126	14,808
	2019	346	7,908	33	-	227	8,163
	2018	66	-	-	-
Directors - salaries and wages	2020	394	-	492	-	18	-
	2019	337	-	317	-	116	-
	2018	293	-	-	-
Director[1] -loans	2020	-	532	962	3,270	-	-
	2019	-	347	-	-	-	3,545
	2018	-	-	-	-
[1] Balances owed to related parties were acquired as part of the reverse acquisition (note 25)

As at December 31, 2020, the Company has $144 in accounts payable owing to related parties which relate primarily to directors fees and office rent. As at December 31, 2019, the Company had $6,717 in accounts payable owing to related parties which related primarily to funds advanced from companies controlled by directors in order to cover exploration costs.

Management Compensation

The remuneration of Directors and Officers of the Company was as follows:

	Year ended December 31,
	2020	2019	2018
Salaries and benefits	$820	$375	$365
Director’s fees	71	30	48
Share-based compensation	230	51	190
Other compensation, including short-term benefits	-	-	173
	$1,121	$456	$776